Capital and Financial Risk Management - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liquidity Risk [Line Items]
Long-term loan	$ 15,400	$ 15,118	$ 14,818
Current financial liabilities	2,345	4,641
Financial liabilities	103,103	240,015
Long-term loan [Member]
Liquidity Risk [Line Items]
Long-term loan	18,531	18,752
Subsidiary notes payable
Liquidity Risk [Line Items]
Current financial liabilities	2,345	4,641
Trade and other payables
Liquidity Risk [Line Items]
Current financial liabilities	54,840	35,817
Warrants [Member]
Liquidity Risk [Line Items]
Current financial liabilities	47	6,787
Subsidiary preferred shares
Liquidity Risk [Line Items]
Current financial liabilities	27,339	174,017
Carrying Amount
Liquidity Risk [Line Items]
Financial liabilities	99,971	236,381
Carrying Amount | Long-term loan [Member]
Liquidity Risk [Line Items]
Long-term loan	15,400	15,118
Carrying Amount | Subsidiary notes payable
Liquidity Risk [Line Items]
Current financial liabilities	2,345	4,641
Carrying Amount | Trade and other payables
Liquidity Risk [Line Items]
Current financial liabilities	54,840	35,817
Carrying Amount | Warrants [Member]
Liquidity Risk [Line Items]
Current financial liabilities	47	6,787
Carrying Amount | Subsidiary preferred shares
Liquidity Risk [Line Items]
Current financial liabilities	27,339	174,017
Within Three Months
Liquidity Risk [Line Items]
Financial liabilities	86,409	221,559
Within Three Months | Long-term loan [Member]
Liquidity Risk [Line Items]
Long-term loan	1,838	296
Within Three Months | Subsidiary notes payable
Liquidity Risk [Line Items]
Current financial liabilities	2,345	4,641
Within Three Months | Trade and other payables
Liquidity Risk [Line Items]
Current financial liabilities	54,840	35,817
Within Three Months | Warrants [Member]
Liquidity Risk [Line Items]
Current financial liabilities	47	6,787
Within Three Months | Subsidiary preferred shares
Liquidity Risk [Line Items]
Current financial liabilities	27,339	174,017
Three to Twelve months
Liquidity Risk [Line Items]
Financial liabilities	5,281	2,182
Three to Twelve months | Long-term loan [Member]
Liquidity Risk [Line Items]
Long-term loan	5,281	2,182
Three to Twelve months | Subsidiary notes payable
Liquidity Risk [Line Items]
Current financial liabilities	0	0
Three to Twelve months | Trade and other payables
Liquidity Risk [Line Items]
Current financial liabilities	0	0
Three to Twelve months | Warrants [Member]
Liquidity Risk [Line Items]
Current financial liabilities	0	0
Three to Twelve months | Subsidiary preferred shares
Liquidity Risk [Line Items]
Current financial liabilities	0	0
One year to Five Years
Liquidity Risk [Line Items]
Financial liabilities	11,413	16,274
One year to Five Years | Long-term loan [Member]
Liquidity Risk [Line Items]
Long-term loan	11,413	16,274
One year to Five Years | Subsidiary notes payable
Liquidity Risk [Line Items]
Current financial liabilities	0	0
One year to Five Years | Trade and other payables
Liquidity Risk [Line Items]
Current financial liabilities	0	0
One year to Five Years | Warrants [Member]
Liquidity Risk [Line Items]
Current financial liabilities	0	0
One year to Five Years | Subsidiary preferred shares
Liquidity Risk [Line Items]
Current financial liabilities	$ 0	$ 0